RELATED PARTY TRANSACTIONS 3 (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Bain Capital AdvisorsChinaLtd [Member]
Due to Related Parties	$ 0	¥ 0	$ 3,074	¥ 20,000	¥ 0